Consolidated Statement of Changes in Shareholder's Deficit (USD $) In Thousands, unless otherwise specified	Total	Noncontrolling Interest [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]
Balances at Dec. 31, 2010	$ (7,204,686)	$ 490,920	$ 500	$ 2,127,883	$ (9,555,173)	$ (268,816)
Increase Decrease In Stockholders Equity [Roll Forward]
Net income (loss)	(268,029)	34,065			(302,094)
Issuance (forfeiture) of restricted stock	430	735		(305)
Amortization of share-based compensation	20,667	10,705		9,962
Purchases of additional noncontrolling interest	(20,514)	(14,428)		(5,492)		(594)
Other	(7,500)	(4,527)		(2,973)
Other comprehensive income (loss)	7,691	4,324				3,367
Balances at Dec. 31, 2011	(7,471,941)	521,794	500	2,129,075	(9,857,267)	(266,043)
Increase Decrease In Stockholders Equity [Roll Forward]
Net income (loss)	(411,190)	13,289			(424,479)
Issuance (forfeiture) of restricted stock	3,091	6,381		(3,290)
Amortization of share-based compensation	28,540	10,589		17,951
Purchases of additional noncontrolling interest	28	28
Dividend declared and paid to noncontrolling interests	(244,734)	(244,734)
Other	(17,622)	(9,228)		(8,394)
Other comprehensive income (loss)	118,637	5,878				112,759
Balances at Dec. 31, 2012	(7,995,191)	303,997	500	2,135,342	(10,281,746)	(153,284)
Increase Decrease In Stockholders Equity [Roll Forward]
Net income (loss)	(583,517)	23,366			(606,883)
Issuance (forfeiture) of restricted stock	3,769	4,192		(423)
Amortization of share-based compensation	16,715	7,725		8,990
Dividend declared and paid to noncontrolling interests	(91,887)	(91,887)
Other	(1,259)	614		(1,873)
Other comprehensive income (loss)	(45,265)	(2,476)				(42,789)
Balances at Dec. 31, 2013	$ (8,696,635)	$ 245,531	$ 500	$ 2,142,036	$ (10,888,629)	$ (196,073)